Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	2020	2019	2018
Current income tax provision	$2,251,672	$3,565,146	$3,248,636
Deferred income tax provision	353,097	-	-
Total	$1,898,575	$3,565,146	$3,248,636

Schedule of statutory EIT rate and the effective tax
	2020	2019	2018
Provision for income taxes at statutory tax rate in the PRC	$1,886,646	$3,434,377	$3,235,245
Effect of income for which no income tax is chargeable	-	-	-
Effect of expense for which no income tax is deductible	11,929	130,769	13,391
Reversal of deficit	-	-	-
Effective tax	$1,898,575	$3,565,146	$3,248,636

Schedule of deferred tax asset
	As of June 30, 2020	As of June 30, 2019
Deferred tax assets
Senior care services fees advanced from customers	$353,097	-
Total	$353,097	-

Schedule of taxes payable
	2020	2019
Income tax payable	$-	$1,007,362
VAT payable	5,797	7,781
Other tax payables (other payables and accrued liabilities)	2,228	4,476
Total	$8,025	$1,019,619